Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Pre-tax amount
Actuarial gains and losses	$ 204		$ 449	$ 204		$ 449
Change in fair value of investments in equity instruments	(20)	$ 3	56	(17)		68
Currency translation adjustment generated by the parent company				(7,137)		(2,934)
Sub-total items not potentially reclassifiable to profit and loss				(6,950)		(2,417)
Currency translation adjustment	2,523	1,012	(746)	3,535		1,777
Cash flow hedge	3,222	(263)	(424)	2,959		80
Variation of foreign currency basis spread	21	49	(4)	70		(4)
Share of other comprehensive income of equity affiliates, net amount				2,464		451
Other	(1)		(1)	(1)
Sub-total items potentially reclassifiable to profit and loss				9,027		2,304
TOTAL OTHER COMPREHENSIVE INCOME				2,077		(113)
Tax effect
Actuarial gains and losses				(53)		(141)
Change in fair value of investments in equity instruments				11		(13)
Sub-total items not potentially reclassifiable to profit and loss	(53)	11	(142)	(42)		(154)
Cash flow hedge				(1,041)		(55)
Variation of foreign currency basis spread				(18)		(2)
Sub-total items potential reclassifiable to profit and loss	(1,112)	53	100	(1,059)		(57)
TOTAL OTHER COMPREHENSIVE INCOME				(1,101)		(211)
Net amount
Actuarial gains and losses				151		308
Change in fair value of investments in equity instruments				(6)		55
Currency translation adjustment generated by the parent company	(5,387)	(1,750)	1,239	(7,137)		(2,934)
Items not potentially reclassifiable to profit and loss	(5,256)	(1,736)	1,602	(6,992)		(2,571)
Currency translation adjustment				3,535		1,777
Cash flow hedge				1,918		25
Variation of foreign currency basis spread				52		(6)
Share of other comprehensive income of equity affiliates, net amount	2,548	(84)	(18)	2,464		451
Other				(1)
Items potentially reclassifiable to profit and loss	7,201	767	(1,093)	7,968		2,247
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ 1,945	$ (969)	$ 509	$ 976	$ (1,122)	$ (324)